Other Operating Income	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Other Operating Income
36	OTHER OPERATING INCOME

Composition	12/31/2021	12/31/2020	12/31/2019
Services	4,309,708	4,336,634	4,135,871
Adjustments and interest from other receivables	1,114,137	1,090,511	1,290,922
Other receivables f rom financial intermediation	941,365	768,668
Adjustments from other receivables with CER clauses	349,644	265,857	326,483
Sale of investment properties and other non-financial assets	39,076
Sale of property, plant and equipment	4,703	11,723
For derecognition or substantial modification of financial liabilities		345,630	840,649
Sale of non-current assets held for sale (1)			6,777,969
Initial recognition of loans			246,296
Other	1,070,471	1,286,188	2,156,736

Total	7,829,104	8,105,211	15,774,926

(1)	Mainly related to the sale of Prisma Medios de Pago SA, which at the moment it was sold, it was classified as non-current assets held for sale. See also note 12.